Investment Strategy - (Allspring Broad Market Core Bond ETF)	Aug. 31, 2025
(Allspring Broad Market Core Bond ETF)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in investment-grade debt securities; and
•	up to 20% of the Fund’s total assets in U.S. dollar-denominated debt securities of foreign issuers.
We invest principally in investment-grade debt securities, including corporate, municipal, mortgage- and asset-backed securities and  U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and developed market foreign issuers. We may also use futures to manage risk, to enhance return or as a substitute for purchasing the underlying security. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 20% of that of the Fund’s benchmark. The Fund’s benchmark, the Bloomberg U.S.
Aggregate Bond index, had a duration of [duration] years, as of November 30, 2025. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.
Fundamental research and relative value analysis are the cornerstones of our investment decision making process. We employ techniques with particular emphasis on high-quality securities, broad diversification, adequate liquidity, controlling interest rate risk (duration) and a disciplined risk management and investment process designed to identify the best fundamental values across eligible fixed income sectors.

(Allspring Core Plus ETF)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in debt securities;
•	up to 35% of the Fund’s total assets in debt securities that are below investment-grade; and
•	up to 25% of the Fund’s total assets in debt securities of foreign issuers, including emerging markets issuers and debt securities denominated in foreign currencies.
We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans, foreign sovereign debt, supranational entity securities, and  U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities (often called “high yield” securities or “junk bonds”), including unrated securities, as well as securities that are in default at the time of purchase.
We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies. We may also use swap agreements to manage risk or to enhance return and futures for duration and yield curve management or to gain or adjust exposure to different credit markets. We may enter into currency-related transactions through derivative instruments, including currency and cross currency forwards. The use of derivative currency transactions is intended to allow the Fund to manage, hedge or reduce a foreign currency-specific risk exposure of a portfolio security or its denominated currency or to obtain net long exposure to selected currencies for the purpose of generating income or additional returns.
While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 1 year of that of the Fund’s benchmark. The Fund’s benchmark, the Bloomberg  U.S. Aggregate Bond Index, had a duration of [duration] years, as of  November 30, 2025. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.
We start our investment process with a top-down,  macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation.  We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk reward profile.